Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases as of June 30, 2023:
Weighted average remaining lease term (years)	3.26
Weighted average discount rates	9.16%

Schedule of Total Operating Lease Cost	For the six months ended June 30, 2023, the total operating lease cost and cash payments for operating leases were as follows:
Operating lease cost	$582
Cash payments for operating leases	$524

Schedule of Minimum Lease Payments	Minimum lease payments over the remaining lease periods as of June 30, 2023, are as follows:
The remainder of 2023	$479
2024	403
2025	358
2026	349
2027	177

Total undiscounted lease payments	1,766
Less - imputed interest	(195)

Present value of lease liabilities	$1,571